Allowance for Credit Losses (Tables)	3 Months Ended
Mar. 31, 2021
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of March 31, 2021:

	Three Months Ended March 31, 2021	2020	2019	2018	2017	Prior	Total
Tier 1	$103,784	$635,976	$109,735	$35,058	$7,138	$33,973	$925,664
Tier 2	25,706	40,219	36,430	20,558	42	7,313	130,268
Tier 3	4,415	2,784	6,768	707	—	656	15,330
Net investment in finance leases	$133,905	$678,979	$152,933	$56,323	$7,180	$41,942	$1,071,262

Tier 1	$—	$112,066	$210,460	$—	$—	$—	$322,526
Tier 2	6,153	—	35,231	—	—	—	41,384
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$6,153	$112,066	$245,691	$—	$—	$—	$363,910